Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Amount
Tax at federal statutory rate					$ (4,579,000)	$ (5,392,000)
State, net of federal benefit					(922,000)	(2,119,000)
Stock-based compensation					234,000	226,000
Other					(527,000)	(569,000)
Change in valuation allowance					5,794,000	7,854,000
Total provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Percent
Tax at federal statutory rate (as a percent)					(21.00%)	(21.00%)
State, net of federal benefit (as a percent)					(4.20%)	(8.30%)
Stock-based compensation (as a percent)					1.10%	0.90%
Other (as a percent)					(2.50%)	(2.20%)
Change in valuation allowance (as a percent)					26.60%	30.60%
Total provision for income taxes (as a percent)					0.00%	0.00%